Supplemental Condensed Consolidating Statement Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$ 413,885	$ 260,386	$ 197,304
Capital expenditures	(25,246)	(18,026)	(12,887)
Acquisition of businesses, net of cash acquired	(868,696)	(1,650,363)	(166,557)
Cash proceeds from sales of discontinued operations		271,361
Cash proceeds from sale of business	17,650
Cash proceeds from sale of real estate			2,885
Net cash used in investing activities	(876,292)	(1,397,028)	(176,559)
Excess tax benefits related to share-based payment arrangements	50,555	23,411	17,459
Proceeds from exercise of stock options	15,710	9,208	6,361
Dividends paid	(3,299)	(2,811)	(404,868)
Treasury stock purchased	(846)
Proceeds from new senior secured credit facility-net	484,316	1,500,048
Repayment on new senior secured credit facility	(19,250)	(11,625)
Proceeds from senior subordinated notes due 2018-net		1,582,184	404,248
Repurchase of senior subordinated notes due 2014-net		(1,041,894)
Repayment of existing senior secured credit facility		(780,000)
Net cash provided by (used in) financing activities	527,186	1,278,521	23,200
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(438)	192
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	64,341	142,071	43,945
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	376,183	234,112	190,167
CASH AND CASH EQUIVALENTS, END OF PERIOD	440,524	376,183	234,112
TransDigm Group
Supplemental Guarantor Information [Line Items]
Intercompany activities	(47,715)	(28,997)	370,544
Excess tax benefits related to share-based payment arrangements	50,555	23,411	17,459
Proceeds from exercise of stock options	15,710	9,208	6,361
Dividends paid	(3,299)	(2,811)	(404,868)
Treasury stock purchased	(846)
Net cash provided by (used in) financing activities	14,405	811	(10,504)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	14,405	811	(10,504)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	5,695	4,884	15,388
CASH AND CASH EQUIVALENTS, END OF PERIOD	20,100	5,695	4,884
TransDigm Inc.
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(119,491)	(164,846)	(53,873)
Capital expenditures	(1,865)	(2,639)	(1,875)
Acquisition of businesses, net of cash acquired	(868,696)	(1,650,363)	(166,557)
Cash proceeds from sales of discontinued operations		271,361
Cash proceeds from sale of business	17,650
Net cash used in investing activities	(852,911)	(1,381,641)	(168,432)
Intercompany activities	554,153	431,648	(129,373)
Proceeds from new senior secured credit facility-net	484,316	1,500,048
Repayment on new senior secured credit facility	(19,250)	(11,625)
Proceeds from senior subordinated notes due 2018-net		1,582,184	404,248
Repurchase of senior subordinated notes due 2014-net		(1,041,894)
Repayment of existing senior secured credit facility		(780,000)
Net cash provided by (used in) financing activities	1,019,219	1,680,361	274,875
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	46,817	133,874	52,570
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	360,074	226,200	173,630
CASH AND CASH EQUIVALENTS, END OF PERIOD	406,891	360,074	226,200
Subsidiary Guarantors
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	523,759	409,483	251,175
Capital expenditures	(22,259)	(15,140)	(11,012)
Cash proceeds from sale of real estate			2,885
Net cash used in investing activities	(22,259)	(15,140)	(8,127)
Intercompany activities	(499,121)	(395,256)	(241,169)
Net cash provided by (used in) financing activities	(499,121)	(395,256)	(241,169)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,379	(913)	1,879
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	2,115	3,028	1,149
CASH AND CASH EQUIVALENTS, END OF PERIOD	4,494	2,115	3,028
Non-Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	9,466	14,102
Capital expenditures	(1,122)	(247)
Net cash used in investing activities	(1,122)	(247)
Intercompany activities	(7,166)	(5,748)
Net cash provided by (used in) financing activities	(7,166)	(5,748)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(438)	192
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	740	8,299
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	8,299
CASH AND CASH EQUIVALENTS, END OF PERIOD	9,039	8,299
Elimination
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	151	1,647	2
Intercompany activities	(151)	(1,647)	(2)
Net cash provided by (used in) financing activities	$ (151)	$ (1,647)	$ (2)